RESTATEMENT (Tables)	9 Months Ended
Sep. 30, 2022
Accounting Changes and Error Corrections [Abstract]
Schedule of balance sheet data

	As of March 31, 2022
Balance Sheet Data (Unaudited)	As Previously Reported	Adjustment	As Restated
Additional paid in capital	$207,172,747	$(3,089,809)	$204,082,938
Accumulated deficit	$(207,974,747)	$3,089,809	$(204,884,938)
Total Stockholders' Equity	$3,277,709	$–	$3,277,709

	As of June 30, 2022
Balance Sheet Data (Unaudited)	As Previously Reported	Adjustment	As Restated
Additional paid in capital	$208,670,675	$(3,590,309)	$205,080,366
Accumulated deficit	$(209,546,224)	$3,590,309	$(205,955,915)
Total Stockholders' Equity	$3,204,201	$–	$3,204,201

Schedule of operations data

	Three Months Ended June 30, 2022
Statement of Operations Data (Unaudited)	As Previously Reported	Adjustment	As Restated
General and administrative expenses	$2,255,965	$(500,500)	$1,755,465
Loss from operations	$(1,008,780)	$500,500	$(508,280)
Net loss	$(1,571,477)	$500,500	$(1,070,977)
Net loss per share – basic and diluted	$(0.20)		$(0.13)

	Six Months Ended June 30, 2022
Statement of Operations Data (Unaudited)	As Previously Reported	Adjustment	As Restated
General and administrative expenses	$4,784,554	$(500,500)	$4,284,054
Loss from operations	$(3,301,327)	$500,500	$(2,800,827)
Net loss	$(4,011,521)	$500,500	$(3,511,021)
Net loss per share – basic and diluted	$(0.50)		$(0.44)

Schedule of cash flow data

	Six Months Ended June 30, 2022
Cash Flow Data (Unaudited)	As Previously Reported	Adjustment	As Restated
Net loss	$(4,011,521)	$500,500	$(3,511,021)
Stock-based compensation	$543,754	$(500,500)	$43,254
Net cash used in operating activities	$(3,054,760)	$–	$(3,054,760)